Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Financial bills (LF)	R$ 149,720
Financial treasury bills (LFT)	341,382
Marketable securities	R$ 491,102
Average gross yield of securities	104.00%